United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Large Cap Value Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Six months ended 4/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
A	FSTRX
Institutional	FMSTX
Service	FSTKX
R6	FSTLX

Federated MDT Large Cap Value Fund
(formerly, Federated MDT Stock Trust)
Fund Established 1982

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2016 through April 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financial Services	29.1%
Health Care	10.7%
Energy	10.6%
Public Utilities	10.4%
Information Technology	10.3%
Consumer Staples	9.0%
Capital Goods	6.8%
Consumer Cyclicals	4.7%
Basic Industries	3.1%
Consumer Durables	1.9%
Transportation	1.7%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.3%
		Basic Industries—3.1%
128,829		Celanese Corp., Class A	$11,213,276
95,386		Domtar, Corp.	3,782,055
88,752		Eastman Chemical Co.	7,077,972
9,806		Reliance Steel & Aluminum Co.	772,909
		TOTAL	22,846,212
		Capital Goods—6.8%
52,381		AGCO Corp.	3,351,860
159,105		Deere & Co.	17,757,709
119,292		General Cable Corp.	2,147,256
41,648		Kennametal, Inc.	1,731,724
75,415		Pitney Bowes, Inc.	1,002,265
4,732		Roper Technologies, Inc.	1,034,888
295,973		Spirit AeroSystems Holdings, Inc., Class A	16,917,817
201,572	[1]	SPX Corp.	4,849,822
20,065	[1]	WESCO International, Inc.	1,222,962
		TOTAL	50,016,303
		Consumer Cyclicals—4.7%
70,676		Abercrombie & Fitch Co., Class A	847,405
58,582		Best Buy Co., Inc.	3,035,133
27,634		Big Lots, Inc.	1,395,241
62,639		Dillard's Inc., Class A	3,468,321
37,986		GameStop Corp., Class A	861,902
130,831		Kohl's Corp.	5,106,334
29,549		PVH Corp.	2,985,336
45,487		Ralph Lauren Corp.	3,671,711
239,382		Target Corp.	13,369,485
		TOTAL	34,740,868
		Consumer Durables—1.9%
388,668		Ford Motor Co.	4,458,022
257,360		Goodyear Tire & Rubber Co.	9,324,153
		TOTAL	13,782,175
		Consumer Staples—9.0%
229,494		Campbell Soup Co.	13,205,085
18,003		Ingredion, Inc.	2,229,131
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
140,178		JM Smucker Co.	$17,763,356
54,402		Philip Morris International, Inc.	6,029,918
93,947		Pilgrim's Pride Corp.	2,438,864
26,061		Procter & Gamble Co.	2,275,907
161,742		Tyson Foods, Inc., Class A	10,393,541
135,890		Walgreens Boots Alliance, Inc.	11,759,921
		TOTAL	66,095,723
		Energy—10.6%
177,068		Chevron Corp.	18,893,156
29,386		Cimarex Energy Co.	3,428,758
61,021	[1]	Concho Resources, Inc.	7,728,920
83,481	[1]	Diamond Offshore Drilling, Inc.	1,203,796
526,093		Ensco PLC, Class A	4,150,874
160,708		Exxon Mobil Corp.	13,121,808
44,534		HollyFrontier Corp.	1,253,187
100,528		Murphy Oil Corp.	2,631,823
18,447	[1]	Murphy USA, Inc.	1,283,358
108,462		Nabors Industries Ltd.	1,121,497
564,885		Noble Corp. PLC	2,711,448
42,628		Noble Energy, Inc.	1,378,163
25,674	[1]	Oil States International, Inc.	763,802
98,421	[1]	Rowan Companies PLC, Class A	1,384,783
57,978	[1]	Superior Energy Services, Inc.	700,374
245,437		Valero Energy Corp.	15,857,685
		TOTAL	77,613,432
		Financial Services—29.1%
179,282		Aflac, Inc.	13,424,636
33,773		Ameriprise Financial, Inc.	4,317,878
79,600		Assured Guaranty Ltd.	3,035,148
477,765		Bank of America Corp.	11,151,035
372,849		Bank of New York Mellon Corp.	17,546,274
234,632		Citigroup, Inc.	13,871,444
73,287		Everest Re Group Ltd.	18,447,071
405,533		Fifth Third Bancorp	9,907,171
327,182		First Horizon National Corp.	6,003,790
44,059		Goldman Sachs Group, Inc.	9,860,404
196,934		JPMorgan Chase & Co.	17,133,258
130,651		KeyCorp	2,383,074
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financial Services—continued
139,623		Navient Corp.	$2,122,270
153,092		PNC Financial Services Group, Inc.	18,332,767
75,664		Popular, Inc.	3,171,078
183,390		Prudential Financial, Inc.	19,628,232
222,239		State Street Corp.	18,645,852
89,398		SunTrust Banks, Inc.	5,078,700
156,512		The Travelers Cos., Inc.	19,041,250
		TOTAL	213,101,332
		Health Care—10.7%
259,935		Baxter International, Inc.	14,473,181
275,460	[1]	Community Health Systems, Inc.	2,371,711
87,972	[1]	HCA Holdings, Inc.	7,408,122
103,731		Johnson & Johnson	12,807,666
37,369	[1]	Laboratory Corp. of America Holdings	5,237,265
32,406		Merck & Co., Inc.	2,019,866
531,715		Pfizer, Inc.	18,035,773
136,875		Zimmer Biomet Holdings, Inc.	16,377,094
		TOTAL	78,730,678
		Information Technology—10.3%
85,540		Analog Devices, Inc.	6,518,148
264,410		Cisco Systems, Inc.	9,008,449
1,013,524		HP, Inc.	19,074,522
496,864		Intel Corp.	17,961,633
344,550		Juniper Networks, Inc.	10,360,618
28,568	[1]	NCR Corp.	1,178,430
181,705		NetApp, Inc.	7,240,944
262,468		Vishay Intertechnology, Inc.	4,291,352
		TOTAL	75,634,096
		Public Utilities—10.4%
105,621		AES Corp.	1,194,573
97,559		Ameren Corp.	5,335,502
178,429		American Electric Power Co., Inc.	12,102,839
413,530		AT&T, Inc.	16,388,194
484,785		CenturyLink, Inc.	12,444,431
19,088		Entergy Corp.	1,455,651
310,594		Exelon Corp.	10,755,870
550,675		NiSource, Inc.	13,353,869
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Public Utilities—continued
81,735		Public Service Enterprises Group, Inc.	$3,600,427
		TOTAL	76,631,356
		Transportation—1.7%
45,516		Copa Holdings SA, Class A	5,298,973
60,046	[1]	JetBlue Airways Corp.	1,310,804
81,386	[1]	United Continental Holdings, Inc.	5,714,111
		TOTAL	12,323,888
		TOTAL COMMON STOCKS (IDENTIFIED COST $654,251,590)	721,516,063
		INVESTMENT COMPANY—1.4%
9,908,727	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99% [3] (IDENTIFIED COST $9,909,642)	9,911,699
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $664,161,232)[4]	731,427,762
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	2,241,207
		TOTAL NET ASSETS—100%	$733,668,969
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,		Period Ended 10/31/2014[1]
		2016	2015
Net Asset Value, Beginning of Period	$26.09	$27.84	$29.89	$28.47
Income From Investment Operations:
Net investment income	0.19	0.42[2]	0.37	0.13
Net realized and unrealized gain (loss) on investments	2.73	0.16	(0.00)[3]	1.44
TOTAL FROM INVESTMENT OPERATIONS	2.92	0.58	0.37	1.57
Less Distributions:
Distributions from net investment income	(0.20)	(0.42)	(0.36)	(0.15)
Distributions from net realized gain on investments	(1.00)	(1.91)	(2.06)	—
TOTAL DISTRIBUTIONS	(1.20)	(2.33)	(2.42)	(0.15)
Net Asset Value, End of Period	$27.81	$26.09	$27.84	$29.89
Total Return[4]	11.35%	2.47%	1.12%	5.51%
Ratios to Average Net Assets:
Net expenses	0.98%[5]	0.98%	0.99%	0.99%[5]
Net investment income	1.31%[5]	1.65%	1.28%	1.04%[5]
Expense waiver/reimbursement[6]	0.20%[5]	0.22%	0.24%	0.26%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$24,841	$14,389	$12,035	$3,518
Portfolio turnover	56%	88%	77%	34%[7]
1	Reflects operations for the period from May 1, 2014 (date of initial investment) to October 31, 2014.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.10	$27.85	$29.90	$28.56	$22.30	$22.52
Income From Investment Operations:
Net investment income	0.23	0.48[1]	0.42	0.37	0.41[1]	0.26
Net realized and unrealized gain (loss) on investments	2.72	0.15	(0.00)[2]	4.54	7.58	2.69
TOTAL FROM INVESTMENT OPERATIONS	2.95	0.63	0.42	4.91	7.99	2.95
Less Distributions:
Distributions from net investment income	(0.23)	(0.47)	(0.41)	(0.34)	(0.41)	(0.30)
Distributions from net realized gain on investments	(1.00)	(1.91)	(2.06)	(3.23)	(1.32)	(2.87)
TOTAL DISTRIBUTIONS	(1.23)	(2.38)	(2.47)	(3.57)	(1.73)	(3.17)
Net Asset Value, End of Period	$27.82	$26.10	$27.85	$29.90	$28.56	$22.30
Total Return[3]	11.46%	2.70%	1.32%	18.93%	38.21%	14.88%
Ratios to Average Net Assets:
Net expenses	0.76%[4]	0.76%	0.77%	0.77%	0.77%	0.77%
Net investment income	1.63%[4]	1.87%	1.50%	1.26%	1.62%	1.28%
Expense waiver/reimbursement[5]	0.21%[4]	0.22%	0.22%	0.23%	0.24%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$378,012	$241,699	$244,104	$165,122	$39,056	$33,523
Portfolio turnover	56%	88%	77%	34%	77%	121%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.11	$27.85	$29.90	$28.56	$22.31	$22.53
Income From Investment Operations:
Net investment income	0.19	0.42[1]	0.37	0.30	0.35[1]	0.23
Net realized and unrealized gain (loss) on investments	2.73	0.17	(0.01)	4.55	7.57	2.67
TOTAL FROM INVESTMENT OPERATIONS	2.92	0.59	0.36	4.85	7.92	2.90
Less Distributions:
Distributions from net investment income	(0.20)	(0.42)	(0.35)	(0.28)	(0.35)	(0.25)
Distributions from net realized gain on investments	(1.00)	(1.91)	(2.06)	(3.23)	(1.32)	(2.87)
TOTAL DISTRIBUTIONS	(1.20)	(2.33)	(2.41)	(3.51)	(1.67)	(3.12)
Net Asset Value, End of Period	$27.83	$26.11	$27.85	$29.90	$28.56	$22.31
Total Return[2]	11.34%	2.50%	1.10%	18.68%	37.85%	14.63%
Ratios to Average Net Assets:
Net expenses	0.98%[3]	0.98%	0.99%	0.99%	0.99%	0.99%
Net investment income	1.39%[3]	1.66%	1.28%	1.06%	1.39%	1.08%
Expense waiver/reimbursement[4]	0.21%[3]	0.24%	0.23%	0.23%	0.25%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,321	$251,246	$277,253	$313,714	$228,665	$178,109
Portfolio turnover	56%	88%	77%	34%	77%	121%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$26.11	$24.51
Income From Investment Operations:
Net investment income	0.23	0.08[2]
Net realized and unrealized gain (loss) on investments	2.72	1.62
TOTAL FROM INVESTMENT OPERATIONS	2.95	1.70
Less Distributions:
Distributions from net investment income	(0.24)	(0.10)
Distributions from net realized gain on investments	(1.00)	—
TOTAL DISTRIBUTIONS	(1.24)	(0.10)
Net Asset Value, End of Period	$27.82	$26.11
Total Return[3]	11.46%	6.95%
Ratios to Average Net Assets:
Net expenses	0.69%[4]	0.69%[4]
Net investment income	1.65%[4]	0.85%[4]
Expense waiver/reimbursement[5]	0.19%[4]	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,495	$28,838
Portfolio turnover	56%	88%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $9,911,699 of investment in an affiliated holding (Note 5) (identified cost $664,161,232)		$731,427,762
Receivable for investments sold		6,008,128
Income receivable		869,366
Receivable for shares sold		617,307
TOTAL ASSETS		738,922,563
Liabilities:
Payable for investments purchased	$3,933,737
Payable for shares redeemed	1,067,436
Payable for other service fees (Notes 2 and 5)	64,867
Payable for investment adviser fee (Note 5)	35,593
Payable for administrative fee (Note 5)	4,769
Accrued expenses (Note 5)	147,192
TOTAL LIABILITIES		5,253,594
Net assets for 26,371,386 shares outstanding		$733,668,969
Net Assets Consists of:
Paid-in capital		$628,118,163
Net unrealized appreciation of investments		67,266,530
Accumulated net realized gain on investments		37,732,229
Undistributed net investment income		552,047
TOTAL NET ASSETS		$733,668,969
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($24,841,134 ÷ 893,314 shares outstanding), no par value, unlimited shares authorized	$27.81
Offering price per share (100/94.50 of $27.81)	$29.43
Redemption proceeds per share	$27.81
Institutional Shares:
Net asset value per share ($378,011,865 ÷ 13,589,252 shares outstanding), no par value, unlimited shares authorized	$27.82
Offering price per share	$27.82
Redemption proceeds per share	$27.82
Service Shares:
Net asset value per share ($288,321,093 ÷ 10,361,571 shares outstanding), no par value, unlimited shares authorized	$27.83
Offering price per share	$27.83
Redemption proceeds per share	$27.83
Class R6 Shares:
Net asset value per share ($42,494,877 ÷ 1,527,249 shares outstanding), no par value, unlimited shares authorized	$27.82
Offering price per share	$27.82
Redemption proceeds per share	$27.82
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Dividends (including $50,752 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $2,778)			$7,778,557
Expenses:
Investment adviser fee (Note 5)		$2,391,114
Administrative fee (Note 5)		256,296
Custodian fees		13,250
Transfer agent fees (Notes 2 and 5)		306,636
Directors'/Trustees' fees (Note 5)		6,286
Auditing fees		12,967
Legal fees		7,365
Other service fees (Notes 2 and 5)		343,548
Portfolio accounting fees		62,960
Share registration costs		39,977
Printing and postage		20,768
Miscellaneous (Note 5)		19,448
TOTAL EXPENSES		3,480,615
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(618,606)
Reimbursement of other operating expenses (Notes 2 and 5)	(49,663)
TOTAL WAIVER AND REIMBURSEMENTS		(668,269)
Net expenses			2,812,346
Net investment income			4,966,211
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			39,191,635
Net change in unrealized appreciation of investments			18,461,792
Net realized and unrealized gain on investments			57,653,427
Change in net assets resulting from operations			$62,619,638
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,966,211	$9,609,090
Net realized gain on investments	39,191,635	20,653,036
Net change in unrealized appreciation/depreciation of investments	18,461,792	(15,838,738)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,619,638	14,423,388
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(155,241)	(244,656)
Institutional Shares	(2,631,285)	(5,008,259)
Service Shares	(2,049,392)	(4,210,142)
Class R6 Shares	(321,748)	(114,949)
Distributions from net realized gain on investments
Class A Shares	(582,450)	(965,298)
Institutional Shares	(9,242,779)	(17,712,886)
Service Shares	(9,406,860)	(18,860,723)
Class R6 Shares	(1,137,901)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,527,656)	(47,116,913)
Share Transactions:
Proceeds from sale of shares	104,104,894	217,111,588
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Value Fund	150,708,500	—
Net asset value of shares issued to shareholders in payment of distributions declared	23,339,725	43,546,190
Cost of shares redeemed	(117,748,273)	(225,183,992)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	160,404,846	35,473,786
Change in net assets	197,496,828	2,780,261
Net Assets:
Beginning of period	536,172,141	533,391,880
End of period (including undistributed net investment income of $552,047 and $743,502, respectively)	$733,668,969	$536,172,141
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated MDT Large Cap Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide growth of income and capital.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
On January 27, 2017, the Fund acquired all of the net assets of Hancock Horizon Value Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Institutional Shares and Service Shares of the Fund pursuant to a plan of reorganization approved by the Acquired Fund's Shareholders. In connection with the acquisition, the Acquired Fund's Institutional Class Shares were exchanged for Institutional Shares of the Fund and the Acquired Fund's Class A Shares and Class C Shares were exchanged for Service Shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every Institutional Class Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.86 of Institutional Shares of the Fund. For every Class A Share and Class C Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received approximately 0.85 and 0.82, respectively, of Service Shares of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation+	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,463,997	$150,708,500	$29,064,247	$587,440,550	$738,149,050
+	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
Semi-Annual Shareholder Report

Assuming the acquisition had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended April 30, 2017, are as follows:
Net investment income*	$5,466,507
Net realized and unrealized loss on investments	$(84,477,336)
Net decrease in assets resulting from operations	$(79,010,829)
*	Net investment income reflects $115,774 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of April 30, 2017.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not
Semi-Annual Shareholder Report

representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class R6 Shares may bear other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $668,269 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Shareholder Report

For the six months ended April 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$7,890	$(657)
Institutional Shares	166,088	(27,748)
Service Shares	129,276	(21,258)
Class R6 Shares	3,382	—
TOTAL	$306,636	$(49,663)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$25,762
Service Shares	317,786
TOTAL	$343,548
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	667,701	$18,447,245	368,832	$9,309,626
Shares issued to shareholders in payment of distributions declared	26,551	720,540	46,543	1,177,151
Shares redeemed	(352,377)	(9,766,409)	(296,216)	(7,515,289)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	341,875	$9,401,376	119,159	$2,971,488

	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,986,570	$54,986,472	5,504,847	$139,418,086
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Value Fund	4,314,945	119,006,167	—	—
Shares issued to shareholders in payment of distributions declared	395,288	10,728,398	832,575	21,066,508
Shares redeemed	(2,368,158)	(65,532,437)	(5,842,142)	(148,392,726)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,328,645	$119,188,600	495,280	$12,091,868
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	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	636,479	$17,622,777	1,557,487	$39,193,321
Proceeds from shares issued in connection with the tax-free transfer of assets from Hancock Horizon Value Fund	1,149,052	31,702,333	—	—
Shares issued to shareholders in payment of distributions declared	384,300	10,431,143	836,858	21,187,582
Shares redeemed	(1,431,396)	(39,553,474)	(2,724,822)	(68,672,704)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	738,435	$20,202,779	(330,477)	$(8,291,801)

	Six Months Ended 4/30/2017		Period Ended 10/31/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	473,286	$13,048,399	1,123,117	$29,190,555
Shares issued to shareholders in payment of distributions declared	53,748	1,459,644	4,426	114,949
Shares redeemed	(104,426)	(2,895,952)	(22,902)	(603,273)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	422,608	$11,612,091	1,104,641	$28,702,231
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,831,563	$160,404,846	1,388,603	$35,473,786
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $664,161,232. The net unrealized appreciation of investments for federal tax purposes was $67,266,530. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $98,209,834 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,943,304.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.750% on the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.600% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser will waive or reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under Federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily
Semi-Annual Shareholder Report

net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2017, the Adviser waived $612,165 of its fee and reimbursed $49,663 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2017, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended April 30, 2017, FSSC received $16,299 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of the Fund shares prior to investment. For the six months ended April 30, 2017, FSC retained $7,160 in sales charges from the sale of Class A shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the
Semi-Annual Shareholder Report

Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.98%, 0.76%, 0.98% and 0.69% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Adviser reimbursed the Fund $6,441. Transactions with the affiliated holding during the six months ended April 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2016	10,395,786
Purchases/Additions	61,683,819
Sales/Reductions	(62,170,878)
Balance of Shares Held 4/30/2017	9,908,727
Value	$9,911,699
Dividend Income	$ 50,752
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$477,946,019
Sales	$368,658,098
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
9. Regulatory UPDATEs
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,113.50	$5.14
Institutional Shares	$1,000	$1,114.60	$3.98
Service Shares	$1,000	$1,113.40	$5.14
Class R6	$1,000	$1,114.60	$3.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.93	$4.91
Institutional Shares	$1,000	$1,021.03	$3.81
Service Shares	$1,000	$1,019.93	$4.91
Class R6 Shares	$1,000	$1,021.37	$3.46
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.98%
Institutional Shares	0.76%
Service Shares	0.98%
Class R6 Shares	0.69%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
federated mdt stock trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated MDTA LLC (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to fund peer groups are relevant in judging the reasonableness of advisory fees, the Fund's quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund's advisory fee was above the median of the peer range, the peer group of funds varied widely in their complexity, and the Board had been informed that the management of the Fund is among the more complex relative to its peers.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio
Semi-Annual Shareholder Report

managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group, and that the Senior Officer had specifically noted that the Fund's quantitative focus makes fee and expense comparisons particularly difficult as the peer group of funds varied widely in their complexity, and the management of the Fund is among the more complex relative to its peers.
Semi-Annual Shareholder Report

For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods were above the median of the relevant peer group, and the Fund performance fell below the median of the relevant peer group for the one-year period. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the three-year and five-year periods, and underperformed its benchmark index for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact
Semi-Annual Shareholder Report

that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

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Federated MDT Large Cap Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313900508
CUSIP 313900409
CUSIP 313900102
CUSIP 313900607
8083101 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Large Cap Value Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 23, 2017